SCHEDULE OF CONVERTIBLE DEBT, NET (Details) - USD ($)																									1 Months Ended				3 Months Ended	12 Months Ended
	Aug. 08, 2021	Oct. 11, 2016	Feb. 05, 2016	Mar. 12, 2015	Jan. 07, 2015	Dec. 10, 2014	Apr. 08, 2014	Apr. 03, 2014	Apr. 02, 2014	Mar. 27, 2014	Mar. 11, 2014	Feb. 21, 2014	Nov. 13, 2013	Aug. 03, 2012	Feb. 12, 2012	Oct. 05, 2011	Jun. 29, 2011	Jun. 02, 2011	Apr. 02, 2011	Mar. 21, 2011	Jan. 28, 2011	Jul. 26, 2010	Jul. 22, 2005	Jul. 08, 2003	Jul. 19, 2021	Jan. 30, 2017	Aug. 23, 2013	Mar. 25, 2013	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Mar. 21, 2022	Mar. 07, 2022	Mar. 31, 2021
ConvertibleDebtLineItems [Line Items]
Total, Accrued Interest Balance																														$ 3,724,455	$ 5,474,608
Total, Principal Balance																														1,993,603	4,549,479
Less debt discounts, Principal Balance																														(6,178)	0
Less debt discounts, Accrued Interest Balance
Net, Principal Balance																														1,987,425	4,549,479
Net, Accrued Interest Balance																														3,724,455	5,474,608
Coroware, Inc. and Subsidiaries [Member]
ConvertibleDebtLineItems [Line Items]
Subtotal																																	$ 55,000	$ 66,000
Total, Accrued Interest Balance																													$ 3,892,551	3,724,455
Total, Principal Balance																													2,114,603			$ 1,993,603
Less debt discounts, Principal Balance																													(118,865)	(6,178)
Less debt discounts, Accrued Interest Balance
Net, Principal Balance																													1,995,738	1,987,425
Net, Accrued Interest Balance																													$ 3,892,551	$ 3,724,455
Westmount Holdings International, Ltd [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																														14.00%
Default Rate																														14.00%
Subtotal																														$ 537,317	537,317
Total, Accrued Interest Balance																														893,044	817,819
Westmount Holdings International, Ltd [Member] | Coroware, Inc. and Subsidiaries [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																													14.00%
Default Rate																													14.00%
Subtotal																													$ 537,317	537,317
Total, Accrued Interest Balance																													$ 911,592	$ 893,044
Tangiers Investment Group LLC [Member] | Loan Date March 9, 2013 and Due Date March 9, 2014 [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																														10.00%
Default Rate																														20.00%
Subtotal
Total, Accrued Interest Balance																														891	891
Tangiers Investment Group LLC [Member] | Coroware, Inc. and Subsidiaries [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																													10.00%
Default Rate																													20.00%
Subtotal																													$ 75,000	75,000
Total, Accrued Interest Balance																													$ 110,918	107,219
Tangiers Investment Group LLC [Member] | Coroware, Inc. and Subsidiaries [Member] | Loan Date March 9, 2013 and Due Date March 9, 2014 [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																													10.00%
Default Rate																													20.00%
Subtotal
Total, Accrued Interest Balance																													$ 891	891
Tangiers Investment Group LLC One [Member] | Coroware, Inc. and Subsidiaries [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																													0.00%
Default Rate																													15.00%
Subtotal																													$ 47,000	47,000
Total, Accrued Interest Balance																													$ 62,892	62,892
Tangiers Investment Group LLC Two [Member] | Coroware, Inc. and Subsidiaries [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																													0.00%
Default Rate																													20.00%
Subtotal																													$ 10,000	10,000
Total, Accrued Interest Balance																													$ 6,663	6,663
Conversion Price																													$ 0.0001
Tangiers Investment Group LLC Four [Member] | Coroware, Inc. and Subsidiaries [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																													10.00%
Default Rate																													20.00%
Subtotal																													$ 30,910	30,910
Total, Accrued Interest Balance																													$ 18,445	$ 18,445
Conversion Price																													$ 0.001
Tangiers Investment Group Four [Member] | Coroware, Inc. and Subsidiaries [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																													10.00%
Tangiers Investment Group, LLC [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																														10.00%
Default Rate																														20.00%
Subtotal																														$ 105,000
Total, Accrued Interest Balance																														$ 4,775
Conversion Price																														$ 0.001
Debt Instrument, Maturity Date	Sep. 08, 2022																								Jul. 19, 2022
Tangiers Investment Group, LLC [Member] | Coroware, Inc. and Subsidiaries [Member]
ConvertibleDebtLineItems [Line Items]
Default Rate																													20.00%
Subtotal																													$ 105,000	$ 105,000
Total, Accrued Interest Balance																													$ 7,364	$ 4,775
Conversion Price																													$ 0.001
Tangiers Investment Group Five [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																														10.00%
Default Rate																														20.00%
Subtotal																														$ 105,000
Total, Accrued Interest Balance																														$ 3,279
Conversion Price																														$ 0.001
Tangiers Investment Group Five [Member] | Coroware, Inc. and Subsidiaries [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																													10.00%
Default Rate																													20.00%
Subtotal																													$ 105,000	$ 105,000
Total, Accrued Interest Balance																													$ 5,868	3,279
Conversion Price																													$ 0.001
Tangiers Investment Group LLC Six [Member] | Coroware, Inc. and Subsidiaries [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																													12.00%
Default Rate																													16.00%
Subtotal																													$ 55,000
Total, Accrued Interest Balance																													$ 181
Conversion Price																													$ 0.000002
Lloyd T Spencer [Member] | Coroware, Inc. and Subsidiaries [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																													12.00%
Default Rate																													16.00%
Subtotal																													$ 66,000
Total, Accrued Interest Balance																													$ 521
Conversion Price																													$ 0.000002
Dakota [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																														14.00%
Default Rate																														14.00%
Subtotal																														$ 200,000	200,000
Total, Accrued Interest Balance																														216,482	188,842
Debt Instrument, Maturity Date							Dec. 31, 2014
Dakota [Member] | Coroware, Inc. and Subsidiaries [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																													14.00%
Default Rate																													14.00%
Subtotal																													$ 200,000
Total, Accrued Interest Balance																													$ 223,386	$ 216,482
Zoom Marketing [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																														5.00%
Default Rate																														10.00%
Subtotal																														$ 65,000	65,000
Total, Accrued Interest Balance																														55,819	49,319
Debt Instrument, Maturity Date																											Jan. 23, 2014
Zoom Marketing [Member] | Coroware, Inc. and Subsidiaries [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																													5.00%
Default Rate																													10.00%
Subtotal																													$ 65,000
Total, Accrued Interest Balance																													$ 57,241	$ 55,819
Burrington Capital, LLC [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																														10.00%
Default Rate																														15.00%
Subtotal																														$ 25,000	25,000
Total, Accrued Interest Balance																														52,447	41,721
Burrington Capital, LLC [Member] | Coroware, Inc. and Subsidiaries [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																													10.00%
Default Rate																													15.00%
Subtotal																													$ 25,000						$ 25,000
Total, Accrued Interest Balance																													$ 55,347	$ 52,447
PatrickFerroMember
ConvertibleDebtLineItems [Line Items]
Interest Rate																														14.00%
Default Rate																														14.00%
Subtotal																														$ 26,825	26,825
Total, Accrued Interest Balance																														34,948	31,193
Debt Instrument, Maturity Date								Dec. 31, 2014
PatrickFerroMember | Coroware, Inc. and Subsidiaries [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																													14.00%
Default Rate																													14.00%
Subtotal																													$ 26,825	26,825
Total, Accrued Interest Balance																													$ 35,874	$ 34,948
Barry Liben [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																														0.00%
Default Rate																														0.00%
Subtotal																														$ 52,800	52,800
Total, Accrued Interest Balance
Debt Instrument, Maturity Date								Dec. 31, 2014
Barry Liben [Member] | Coroware, Inc. and Subsidiaries [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																													0.00%
Default Rate																													0.00%
Subtotal																													$ 52,800	52,800
Total, Accrued Interest Balance
Jared Robert [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																														10.00%
Default Rate																														15.00%
Subtotal																														$ 20,000	20,000
Total, Accrued Interest Balance																														35,883	28,144
Debt Instrument, Maturity Date						Jun. 10, 2015
Jared Robert [Member] | Coroware, Inc. and Subsidiaries [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																													10.00%
Default Rate																													15.00%
Subtotal																													$ 20,000	20,000
Total, Accrued Interest Balance																													$ 37,976	$ 35,883
Raphael Cariou [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																														10.00%
Default Rate																														15.00%
Subtotal																														$ 7,000	7,000
Total, Accrued Interest Balance																														20,763	16,918
Debt Instrument, Maturity Date														Feb. 03, 2013
Raphael Cariou [Member] | Coroware, Inc. and Subsidiaries [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																													10.00%
Default Rate																													15.00%
Subtotal																													$ 7,000	7,000
Total, Accrued Interest Balance																													$ 21,803	$ 20,763
Raphael Cariou One [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																														24.00%
Default Rate																														29.00%
Subtotal																														$ 82,178	82,178
Total, Accrued Interest Balance																														493,167	349,820
Debt Instrument, Maturity Date				Sep. 12, 2015
Raphael Cariou One [Member] | Coroware, Inc. and Subsidiaries [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																													24.00%
Default Rate																													29.00%
Subtotal																													$ 82,178	82,178
Total, Accrued Interest Balance																													$ 535,296	$ 493,167
Raphael Cariou Two [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																														24.00%
Default Rate																														29.00%
Subtotal																														$ 94,178	94,178
Total, Accrued Interest Balance																														552,242	391,187
Debt Instrument, Maturity Date				Sep. 12, 2015
Raphael Cariou Two [Member] | Coroware, Inc. and Subsidiaries [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																													24.00%
Default Rate																													29.00%
Subtotal																													$ 94,178	94,178
Total, Accrued Interest Balance																													$ 599,574	$ 552,242
Redwood Management Llc [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																														14.00%
Default Rate																														14.00%
Subtotal																														$ 123,936	123,936
Total, Accrued Interest Balance																														153,329	135,978
Debt Instrument, Maturity Date																				Mar. 18, 2013
Redwood Management Llc [Member] | Coroware, Inc. and Subsidiaries [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																													14.00%
Default Rate																													14.00%
Subtotal																													$ 123,936	123,936
Total, Accrued Interest Balance																													$ 157,608	$ 153,329
Ags Capital Group Llc [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																														14.00%
Default Rate																														14.00%
Subtotal																														$ 8,640	8,640
Total, Accrued Interest Balance																														101,485	87,176
Debt Instrument, Maturity Date																												Feb. 25, 2014
Ags Capital Group Llc [Member] | Coroware, Inc. and Subsidiaries [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																													14.00%
Subtotal																													$ 8,640
Total, Accrued Interest Balance																													$ 105,330	$ 101,485
Ags Capital Group Llc One [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																														14.00%
Default Rate																														14.00%
Subtotal																														$ 42,000	42,000
Total, Accrued Interest Balance																														101,941	83,278
Ags Capital Group Llc One [Member] | Coroware, Inc. and Subsidiaries [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																													14.00%
Default Rate																													14.00%
Subtotal																													$ 42,000	42,000
Total, Accrued Interest Balance																													$ 106,967	$ 101,941
Tim Burgess [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																														8.00%
Default Rate																														15.00%
Subtotal																														$ 50,000	50,000
Total, Accrued Interest Balance																														$ 136,914	129,414
Conversion Price																														$ 1.00
Debt Instrument, Maturity Date																								Jan. 08, 2004
Tim Burgess [Member] | Coroware, Inc. and Subsidiaries [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																													8.00%
Default Rate																													15.00%
Subtotal																													$ 50,000	$ 50,000
Total, Accrued Interest Balance																													$ 138,763	$ 136,914
Conversion Price																													$ 1.00
Azriel Nagar [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																														8.00%
Default Rate																														15.00%
Subtotal																														$ 50,000	50,000
Total, Accrued Interest Balance																														$ 136,914	129,414
Conversion Price																														$ 1.00
Debt Instrument, Maturity Date																								Jan. 08, 2004
Azriel Nagar [Member] | Coroware, Inc. and Subsidiaries [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																													8.00%
Default Rate																													15.00%
Subtotal																													$ 50,000	$ 50,000
Total, Accrued Interest Balance																													$ 138,763	$ 136,914
Conversion Price																													$ 1.00
Kelburgh, Ltd [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																														10.00%
Default Rate																														15.00%
Subtotal																														$ 13,000	13,000
Total, Accrued Interest Balance																														43,311	35,512
Debt Instrument, Maturity Date															Mar. 22, 2012
Kelburgh, Ltd [Member] | Coroware, Inc. and Subsidiaries [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																													10.00%
Default Rate																													15.00%
Subtotal																													$ 13,000	13,000
Total, Accrued Interest Balance																													$ 45,419	$ 43,311
Premier IT Solutions [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																														10.00%
Default Rate																														15.00%
Subtotal																														$ 21,962	21,962
Total, Accrued Interest Balance																														77,073	63,358
Debt Instrument, Maturity Date																Mar. 05, 2012
Premier IT Solutions [Member] | Coroware, Inc. and Subsidiaries [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																													10.00%
Default Rate																													15.00%
Subtotal																													$ 21,962	21,962
Total, Accrued Interest Balance																													$ 80,782	$ 77,073
LG Capital Funding LLC [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																														12.00%
Default Rate																														24.00%
Subtotal																														$ 32,000	32,000
Total, Accrued Interest Balance																														56,137	48,457
Debt Instrument, Maturity Date											Mar. 11, 2015
LG Capital Funding LLC [Member] | Coroware, Inc. and Subsidiaries [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																													12.00%
Default Rate																													24.00%
Subtotal																													$ 32,000	32,000
Total, Accrued Interest Balance																													$ 58,031	$ 56,137
LG Capital Funding LLC One [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																														12.00%
Default Rate																														24.00%
Subtotal																														$ 20,625	20,625
Total, Accrued Interest Balance																														32,094	27,144
Debt Instrument, Maturity Date					Jan. 07, 2016
LG Capital Funding LLC One [Member] | Coroware, Inc. and Subsidiaries [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																													12.00%
Default Rate																													24.00%
Subtotal																													$ 20,625	20,625
Total, Accrued Interest Balance																													$ 33,314	$ 32,094
LG Capital Funding LLC Two [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																														12.00%
Default Rate																														24.00%
Subtotal																														$ 24,000	24,000
Total, Accrued Interest Balance																														42,103	36,343
Debt Instrument, Maturity Date											Mar. 11, 2015
LG Capital Funding LLC Two [Member] | Coroware, Inc. and Subsidiaries [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																													12.00%
Default Rate																													24.00%
Subtotal																													$ 24,000	24,000
Total, Accrued Interest Balance																													$ 43,524	$ 42,103
Barclay Lyons [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																														21.00%
Default Rate																														36.00%
Subtotal																														$ 10,750	10,750
Total, Accrued Interest Balance																														41,484	37,614
Debt Instrument, Maturity Date																					Jul. 28, 2011
Barclay Lyons [Member] | Coroware, Inc. and Subsidiaries [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																													21.00%
Default Rate																													36.00%
Subtotal																													$ 10,750	10,750
Total, Accrued Interest Balance																													$ 42,438	$ 41,484
Blackridge Capital LLC [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																														10.00%
Default Rate																														15.00%
Subtotal																														$ 6,985	6,985
Total, Accrued Interest Balance																														106,920	94,596
Debt Instrument, Maturity Date																			Jul. 28, 2011
Blackridge Capital LLC [Member] | Coroware, Inc. and Subsidiaries [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																													10.00%
Default Rate																													15.00%
Subtotal																													$ 6,985	6,985
Total, Accrued Interest Balance																													$ 111,185	$ 106,920
Blackridge Capital LLC One [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																														8.00%
Default Rate																														8.00%
Subtotal																														$ 5,000	5,000
Total, Accrued Interest Balance																														4,152	3,451
Debt Instrument, Maturity Date												Sep. 21, 2014
Blackridge Capital LLC One [Member] | Coroware, Inc. and Subsidiaries [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																													8.00%
Default Rate																													8.00%
Subtotal																													$ 5,000	5,000
Total, Accrued Interest Balance																													$ 4,334	$ 4,152
Julian Herskowitz [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																														8.00%
Default Rate																														15.00%
Subtotal
Total, Accrued Interest Balance																														16,287	16,287
Julian Herskowitz [Member] | Coroware, Inc. and Subsidiaries [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																													8.00%
Default Rate																													15.00%
Subtotal
Total, Accrued Interest Balance																													$ 16,287	$ 16,287
Patrick Tuohy [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																														14.00%
Default Rate																														14.00%
Subtotal
Total, Accrued Interest Balance																														153	153
Patrick Tuohy [Member] | Coroware, Inc. and Subsidiaries [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																													14.00%
Default Rate																													14.00%
Subtotal
Total, Accrued Interest Balance																													$ 153	$ 153
Richard Wynns [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																														5.00%
Default Rate																														5.00%
Subtotal																														$ 7,500	7,500
Total, Accrued Interest Balance																														$ 7,127	6,752
Conversion Price																														$ 0.15
Debt Instrument, Maturity Date																							Dec. 31, 2006
Richard Wynns [Member] | Coroware, Inc. and Subsidiaries [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																													5.00%
Default Rate																													5.00%
Subtotal																													$ 7,500		7,500
Total, Accrued Interest Balance																													$ 7,219	$ 7,127
Conversion Price																													$ 0.15
Richard Wynns One [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																														10.00%
Default Rate																														10.00%
Subtotal																														$ 93,998	93,998
Total, Accrued Interest Balance																														108,072	98,672
Debt Instrument, Maturity Date																						Dec. 31, 2011
Richard Wynns One [Member] | Coroware, Inc. and Subsidiaries [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																													10.00%
Default Rate																													10.00%
Subtotal																													$ 93,997	93,997
Total, Accrued Interest Balance																													$ 110,422	$ 108,072
TA Global [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																														6.00%
Default Rate																														18.00%
Subtotal																															2,715,990
Total, Accrued Interest Balance																															2,298,634
Debt Instrument, Maturity Date			Apr. 30, 2016
Tangiers One [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																														10.00%
Default Rate																														20.00%
Subtotal																															17,000
Total, Accrued Interest Balance																															22,547
Debt Instrument, Maturity Date										Mar. 27, 2015			Nov. 13, 2014
Tangiers assigned from Zoom [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																														10.00%
Default Rate																														20.00%
Subtotal																														$ 75,000	75,000
Total, Accrued Interest Balance																														$ 107,219	92,219
Tangiers Two [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																														0.00%
Default Rate																														15.00%
Subtotal																														$ 47,000	72,000
Total, Accrued Interest Balance																														$ 62,892	61,264
Tangiers Three [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																														0.00%
Default Rate																														20.00%
Subtotal																														$ 10,000	10,000
Total, Accrued Interest Balance																														$ 6,663	6,411
Conversion Price																														$ 0.0001
Debt Instrument, Maturity Date		Oct. 20, 2017
Tangiers Four [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																														10.00%
Default Rate																														20.00%
Subtotal																														$ 30,910	30,910
Total, Accrued Interest Balance																														$ 18,445	21,129
Conversion Price																														$ 0.001
Debt Instrument, Maturity Date																										Jan. 30, 2018
Burlington Capital LLC [Member]
ConvertibleDebtLineItems [Line Items]
Debt Instrument, Maturity Date									Oct. 01, 2014
RBB Capital LLC. [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																														8.00%
Default Rate																														15.00%
Subtotal																															7,683
Total, Accrued Interest Balance																															21,271
Debt Instrument, Maturity Date																		Jun. 01, 2012
RBB Capital LLC One [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate																														8.00%
Default Rate																														8.00%
Subtotal																															202
Total, Accrued Interest Balance																															$ 5,531
Debt Instrument, Maturity Date																	Jun. 29, 2012